Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plan

10 . Employee Benefit Plan

The Company sponsors a defined contribution 401(k) plan covering all full-time employees. Participants may elect to contribute up to 15% of their annual pre-tax earnings up to the federally allowed maximum limits. The Company makes a matching contribution of 50% on the first 6% of contributions made by participants. Participant and Company contributions vest immediately. During the years ended December 31, 2012 and 2011, the Company recorded matching contribution expense of $79,656 and $76,231, respectively.